BUSINESS ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS AND DISPOSALS
BUSINESS ACQUISITIONS AND DISPOSALS

4.      BUSINESS ACQUISITIONS AND DISPOSALS

Unless stated otherwise, all business combinations disclosed were accounted for by applying the acquisition method. Goodwill recognized as a result of the acquisitions is not expected to be deductible for income tax purposes.

Acquisitions in 2019

Acquisition of JSC RIKT - In June 2019, the Group acquired a 97.4% ownership interest in JSC RIKT ("RIKT"), a fixed-line operator in the Kemerovo region, for cash consideration of RUB 360 million. This acquisition allows the Group to increase its market share in the region. In September 2019, the Group finalized the mandatory share repurchase from minority shareholders of RIKT and increased its share to 100%.

The fair values of the identifiable assets and liabilities of RIKT as at the date of acquisition were as follows:

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the average term of 12 years.

Acquisitions under common control, accounted for directly in equity

Acquisition of JSC Objedinennye Russkie Kinostudii - In April 2019, the Group acquired JSC Objedinennye Russkie Kinostudii (“Kinopolis”) from Business-Nedvizhimost, a subsidiary of Sistema, for total consideration of RUB 2,042 million. Kinopolis owns fully equipped movie complex in Saint-Petersburg. Acquisition of Kinopolis enables the Group to develop its own entertainment content.

Acquisition of property complex at Narodnogo opolcheniya street («Narodnoje») - In August 2019, the Group acquired Narodnoje property complex from Sistema for total consideration of RUB 329 million. The property complex comprises office facilities leased by the Group and hostel premises leased by a third party and operates under management agreement with Business-Nedvizhimost, a subsidiary of Sistema. The acquisition enables the Group to optimize its rental expenses and enhance its investment property portfolio.

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2019:

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed

Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,019	58

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Acquisitions in 2018

Acquisition of Kulturnaya Sluzhba - In January 2018, the Group acquired a 78.2% ownership interest in Kulturnaya Sluzhba LLC (“KS”), operating under the trademark Ponominalu.ru. The purchase price comprised a cash payment, deferred payment which was payable within 12 months from the acquisition date, and a contingent consideration to be paid to the sellers if agreed upon financial targets are met by KS.

Acquisition of MDTZK- In February 2018, the Group acquired a 100% ownership interest in Moskovskaia Direktciia Teatralno-Kontcertnyh i Sportivno-Zrelishchnyh Kass LLC (“MDTZK”), operating under the trademark Ticketland.ru. The purchase price comprised of both cash payment and deferred payment which was payable within 12 months from the acquisition date.

These acquisitions allow the Group to enter the event ticketing market, whilst also broadening the Group’s suite of digital services.

Acquisition of ProgTech  – In August 2018, the Group acquired a 99% ownership interest in science and production association Progressivniye Technologii CJSC (“ProgTech”), a provider of fixed-line services in the cities of Zhukovskiy and Anapa. The acquisition of ProgTech allows the Group to strengthen its position in these local markets and benefit from the expected synergies. The purchase price comprised of cash payment and deferred payment.

Acquisition of IT-Grad – In December 2018, the Group acquired a 100% ownership interest in IT-Grad 1 Cloud LLC (“IT-Grad”), one of the largest cloud services providers on the Russian IaaS market. The acquisition allows the Group to strengthen its presence in the Russian cloud services market. The purchase price comprised of cash payment of RUB 1,515 million and a contingent consideration. The Group was bound to pay the contingent consideration of RUB 691 million in 8 months after the acquisition date and of RUB 249 million in 18 months after the acquisition date following certain conditions, including the transfer of rights on tangible and intangible assets.

The fair values of the identifiable assets and liabilities of acquired companies as at the dates of acquisitions were the following:

	KS		MDTZK		ProgTech
Goodwill	479	(1)	2,033	(2)	213	(3)
Customer base	37	(4)	727	(4)	123	(5)
Trademark	129	(4)	779	(4)	—
Other non-current assets	43		145		172
Current assets	117		202		15
Cash and cash equivalents	39		542		28
Current liabilities	(383)		(868)		(80)
Liability under put option agreement over non-controlling interests	(106)		—		—
Non-current liabilities	(34)		(370)		(76)
Total consideration	321		3,190		395
Including:
Fair value of contingent consideration	54		—		3
Cash paid	267		3,190		392
(1)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ponominalu” operating segment.

(2)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ticketland” operating segment.

(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Moscow fixed line” operating segment.
(4)	Amortized over the term of 10 years.
(5)	Amortized over the term of 15 years.

The purchase price allocation of IT-Grad was not finalized as of the date the 2018 financial statements were authorised for issue as the Group had not completed the valuation of the individual assets of the company acquired. The Group’s consolidated financial statements as of December 31, 2018 reflected the allocation of the purchase price based on a preliminary fair value assessment of the assets acquired and liabilities assumed. In 2019 the Group finalized the valuation of assets of IT-Grad and the acquisition date fair value of the assets changed since the preliminary calculations. The following table summarizes the purchase price allocation for IT-Grad as of December 31, 2019:

	Preliminary		Measurement period
	amounts		adjustments	Final amounts

Goodwill	1,877	(1)	—	1,877	(1)
Customer base	643		(192)	451	(2)
Trademark	—		41	41
Other non-current assets	32		128	160
Current assets	44		—	44
Cash and cash equivalents	13		—	13
Current liabilities	(59)		(47)	(106)
Non‑current liabilities	(128)		4	(124)

Total consideration	2,422		(66)	2,356
Including:
Fair value of contingent consideration	907		(66)	841
Cash paid	1,515	(3)	—	1,515	(3)
(1)	The goodwill is attributable to the market position obtained and expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the term of 7 years.
(3)	Cash consideration for IT-Grad was paid in 2019.

According to the terms of the purchase agreements, deferred payments and contingent consideration payable by the Group could be reduced by the amount of any losses incurred by the Group in respect of any tax or other claims relating to the pre-acquisition period. In case the amount of the losses incurred exceeds the amount of deferred payment, the seller has indemnified the Group for the amounts in excess. The Group recognized the following liabilities and indemnification assets in respect to deferred payments on aforementioned acquisitions on acquisition dates:

	KS	MDTZK	ProgTech
Expected timing of deferred payment	January, 2019	February, 2019	August, 2019 –
			August, 2020
Deferred payment per agreement	78	60	32
Provision for tax liabilities related to pre-acquisition period as of acquisition date	(134)	(125)	(29)
Liability on deferred payment	—	—	(3)
Indemnification asset	56	65	—

As of December 31, 2019 the consideration payable relating to acquisitions of KS and MDTZK was fully settled by the Group. The Group recognized the indemnification asset in respect to deferred payments on acquisition of ProgTech as of December 31, 2019:

Deferred payment per agreement	32
Provision for tax liabilities related to the pre-acquisition period	(29)
Indemnification asset	3

Certain conditions precedent to the payment of contingent consideration for IT-Grad acquisition were not satisfied as of December 31, 2019 and the payment of RUB 691 million was not effected in 2019. As of December 31, 2019 the Group recognized the liability for contingent consideration in amount of RUB 907 million.

The Group also entered into an option agreement with the non-controlling shareholders of the KS. Pursuant to the agreement, the Group has the right and obligation in the form of a call and put option, with the put option exercisable at the request of non-controlling shareholders, to acquire their shares at a price calculated based on the operating and financial results of KS.

Acquisitions under common control, accounted for directly in equity

Acquisition of Dekart  - In October 2018, the Group acquired Dekart property complex from Sistema for a total consideration of RUB 5,242 million. The property complex comprises office facilities leased by the Group, subsidiaries of Sistema and other counterparties, parking premises and engineering networks and operates under management agreement with Business-Nedvizhimost, a subsidiary of Sistema. The acquisition enables the Group to optimize its rental expenses and enhance its investment property portfolio.

Acquisition of MTS Bank – In July 2018, the Group increased ownership share in the Group associate MTS Bank from 26.6% to 55.4% and obtained control over the entity. Consideration paid to Sistema for additional share in MTS Bank amounted to RUB 8,273 million.

In 2019 the Group increased its share in MTS Bank to 99.9% as of December 31, 2019 through participation in additional share issuance and purchase from Sistema. Consideration paid to Sistema for additional share in MTS Bank amounted to RUB 12,855 million.

Acquisition of Serebryaniy Bor  - In December 2018, the Group acquired Serebryaniy Bor property complex from Sistema for a total consideration of RUB 1,711 million. The property complex comprises land, nonresidential buildings leased by the Group and other counterparties, and engineering networks.

The details of acquisitions of subsidiaries under common control in 2018 are as follows:

	Consideration			Assets
	paid net			acquired
	of cash	Cash		other than	Liabilities
Acquired company	acquired*	acquired		cash	assumed
Dekart	4,658	—		3,406	125
Serebryaniy Bor	1,711	—		383	—
MTS Bank	6,873	1,401	*	126,180	128,165
Total effect of acquisitions under common control	13,242	1,401		129,969	128,290

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Acquisitions in 2017

Acquisition of Bashkortostan Cellular Communication - In July 2017, the Group acquired a 100% ownership interest in Bashkortostan Cellular Communication OJSC (“BCC”). BCC operates in the Republic of Bashkortostan and holds rights to use 450 MHz and 2,100 MHz radio frequencies. The acquisition enhances the Group’s spectrum of resources in the Republic of Bashkortostan. The purchase price comprised of cash payment and a contingent consideration, payable in 12 months from the acquisition date.

Acquisition of Oblachny Retail – In October 2017, the Group acquired a 50.82% of ownership interest in the Russian retail software developer Oblachny Retail LLC ("Oblachny Retail"), operating under trademark LiteBox, with a call and put option arrangement existing over another 49.18% of shares. The deal allows the Group to enter the cloud-based cash register market as a fully licensed fiscal data operator ("FDO") and a provider of integrated digital cash management solutions for B2B clients. The purchase price comprised of cash payment and a contingent consideration, payable within 12 months from the acquisition date. As a part of business combination, the Group also contributed RUB 420 million to the share capital of the acquiree to provide funds for future development.  The Group has elected to measure the non-controlling interests in the acquiree at fair value.

Acquisition of Praliss Enterprises – In December 2017, the Group purchased a 100% ownership interest in Praliss Enterprises ("Praliss"), thus acquiring one of the world’s leading eSport clubs – Gambit Esports. The acquisition is a part of the Group's digital innovation strategy. The purchase price comprised of cash payment, a contingent consideration, payable within 12 months from the acquisition date, and the earn-out amounts based upon operational targets of Praliss in 2018 - 2019.

The fair values of the identifiable assets and liabilities of acquired companies as at the dates of acquisitions were the following:

	BCC		Oblachny Retail		Praliss
Goodwill	62	(1)	524	(2)	208	(3)
Licenses	260	(4)	—		—
Other non-current assets	21		181		132
Current assets	5		23		—
Cash and cash equivalents	13		420		—
Current liabilities	(15)		(123)		—
Liability under put option agreement over non-controlling interests	—		(402)		—
Non‑current liabilities	(54)		(33)		(27)
Total consideration	292		590		313
Including:
Fair value of contingent consideration and earn-out payments	72		10		93
Additional contribution	—		420
Cash paid	220		160		220
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia convergent” operating segment.
(2)	The goodwill is attributable to the company employees and expected synergies resulted from the acquisition and allocated to the “Oblachny Retail” operating segment.
(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “eSports” operating segment.
(4)	Amortized over the term of 15 years on average.

The Group also entered into an option agreement with the shareholders of Litebox, pursuant to which the Group has the right and obligation, at the request of non-controlling shareholders, to acquire their shares at a price calculated based on the operating results of Oblachny Retail for 2019-2020.

As of December 31, 2019 the consideration payables relating to acquisitions of BCC, Oblachny Retail and Praliss were fully settled by the Group.

Pro forma results of operations – The following pro forma financial data for the years ended December 31, 2019, 2018 and 2017 give effect to the business combinations as they had been completed at the beginning of the year.

	2019	2018	2017
	RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,	Oblachny Retail,
Pro forma:	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor	BCC, Praliss
Net revenues	476,257	463,110	418,185
Net income	55,101	8,194	55,881

The pro forma information is based on various assumptions and estimates. The pro forma information is neither necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2017, 2018, or 2019, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included into the consolidated financial statements of the Group only from the respective dates of acquisition and are presented as follows:

	2019	2018	2017
	RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,	Oblachny Retail,
	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor	BCC, Praliss

Net revenues	238	13,261	37
Net (loss)/income	(15)	615	(105)